Goodwill - Narrative (Details) - EUR (€)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Strategic plan term		4 years
Years of cash flows		5 years
Normalization period added to term of strategic plan		2 years
Telefónica Móviles México
Disclosure of detailed information about intangible assets [line items]
Impairment loss		€ 350,000,000
Estimated weighted-average cost of capital - WACC (as a percent)		10.60%	9.50%
Telefónica Spain
Disclosure of detailed information about intangible assets [line items]
OIBDA margin ratio		40.00%
Long-term capital expenditure (CapEx) ratio		12.00%
Growth rate used to extrapolate cash flow projections		0.90%	0.80%
Telefónica Germany
Disclosure of detailed information about intangible assets [line items]
OIBDA margin ratio		28.00%
Long-term capital expenditure (CapEx) ratio		12.00%
Growth rate used to extrapolate cash flow projections		1.00%	1.00%
Telefónica United Kingdom
Disclosure of detailed information about intangible assets [line items]
OIBDA margin ratio		27.00%
Long-term capital expenditure (CapEx) ratio		12.00%
Growth rate used to extrapolate cash flow projections		0.80%	0.80%
Telefónica Brazil
Disclosure of detailed information about intangible assets [line items]
OIBDA margin ratio		42.00%
Long-term capital expenditure (CapEx) ratio		18.00%
Growth rate used to extrapolate cash flow projections		4.50%	4.50%
Targeted growth rate		4.00%
Telefónica Brazil | Minimum
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections		4.50%
Telefónica Brazil | Maximum
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections		6.50%
Telefónica Europe | Maximum
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections		1.00%
Telefónica Argentina
Disclosure of detailed information about intangible assets [line items]
Impairment loss	€ 858,000,000
Perpetuity growth rates | Telefónica Spain | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(0.25%)
Perpetuity growth rates | Telefónica Spain | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		0.25%
Perpetuity growth rates | Telefónica Germany | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(0.25%)
Perpetuity growth rates | Telefónica Germany | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		0.25%
Perpetuity growth rates | Telefónica United Kingdom | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(0.50%)
Perpetuity growth rates | Telefónica United Kingdom | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		0.50%
Perpetuity growth rates | Telefónica Brazil
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		1.50%
Perpetuity growth rates | Telefónica Brazil | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(0.50%)
Perpetuity growth rates | Telefónica Brazil | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		0.50%
Weighted Average Cost of Capital (WACC) & Terminal Growth Rate | Telefónica Argentina
Disclosure of detailed information about intangible assets [line items]
Decrease of goodwill in relation to sale		€ 95,000,000
Weighted Average Cost of Capital (WACC) | Telefónica Argentina
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		2.00%
Decrease of goodwill in relation to sale		€ 13,000,000
Weighted Average Cost of Capital (WACC) | Telefónica Argentina | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		21.20%
Weighted Average Cost of Capital (WACC) | Telefónica Argentina | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		23.20%
Terminal Growth Rate | Telefónica Argentina
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		0.75%
OIBDA Margin & Investment/Sales Ratio | Telefónica Argentina
Disclosure of detailed information about intangible assets [line items]
Decrease of goodwill in relation to sale		€ 0
OIBDA Margin | Telefónica Spain | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(2.00%)
OIBDA Margin | Telefónica Spain | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		2.00%
OIBDA Margin | Telefónica Germany | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(2.00%)
OIBDA Margin | Telefónica Germany | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		2.00%
OIBDA Margin | Telefónica United Kingdom | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(1.25%)
OIBDA Margin | Telefónica United Kingdom | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		1.25%
OIBDA Margin | Telefónica Brazil | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(2.00%)
OIBDA Margin | Telefónica Brazil | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		2.00%
OIBDA Margin | Telefónica Argentina
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		1.25%
Investment/Sales Ratio | Telefónica Argentina
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		0.63%
Forecast | Telefónica Spain
Disclosure of detailed information about intangible assets [line items]
OIBDA margin ratio		40.00%
Forecast | Telefónica Germany
Disclosure of detailed information about intangible assets [line items]
OIBDA margin ratio		27.00%
Forecast | Telefónica United Kingdom
Disclosure of detailed information about intangible assets [line items]
OIBDA margin ratio		26.00%